Share Purchase Warrants (Schedule Of Warrants Outstanding) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
No of warrants outstanding	3,250,000
Warrants At Exercise Price 0.50
Class of Warrant or Right [Line Items]
No of warrants outstanding	250,000
Weighted average exercise price of warrants	$ 0.50
Warrants expiry date	May 31, 2014
Warrants At Exercise Price 0.50
Class of Warrant or Right [Line Items]
No of warrants outstanding	1,000,000
Weighted average exercise price of warrants	$ 0.50
Warrants expiry date	Dec. 31, 2014
Warrants At Exercise Price 0.75
Class of Warrant or Right [Line Items]
No of warrants outstanding	1,000,000
Weighted average exercise price of warrants	$ 0.75
Warrants expiry date	Dec. 31, 2015
Warrants At Exercise Price 1
Class of Warrant or Right [Line Items]
No of warrants outstanding	1,000,000
Weighted average exercise price of warrants	$ 1.00
Warrants expiry date	Dec. 31, 2017